UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     April 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $251,738 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP MTG INVT CORP     COM              02504A104    17908   781052 SH       SOLE                   781052        0        0
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    29882  1011579 SH       SOLE                  1011579        0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101     2649   392394 SH       SOLE                   392394        0        0
CYS INVTS INC                  COM              12673A108     8873   677840 SH       SOLE                   677840        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     4571    31963 SH  PUT  SOLE                    31963        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     6154    39957 SH  PUT  SOLE                    39957        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3329    20804 SH  PUT  SOLE                    20804        0        0
ISHARES TR                     RUSSELL 2000     464287655     3078    21376 SH  CALL SOLE                    21376        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2919    58920 SH       SOLE                    58920        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      654    26645 SH       SOLE                    26645        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     3396   129856 SH  CALL SOLE                   129856        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     2406    27968 SH  PUT  SOLE                    27968        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    19009    66361 SH  CALL SOLE                    66361        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     8203    49621 SH  CALL SOLE                    49621        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763   132960  2347458 SH       SOLE                  2347458        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     5747    41950 SH  PUT  SOLE                    41950        0        0